First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
October 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 99.2%
	Alabama — 2.5%
$2,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	$2,009,030
530,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	562,381
1,340,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	1,424,457
2,000,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser A-1 (Mandatory put 01/01/31)	5.50%	11/01/53	2,187,814
1,500,000	Homewood AL Eductnl Bldg Auth Rev Stdt Hsg & Parking Proj, Ser C	5.50%	10/01/49	1,588,213
1,500,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/49	1,601,277
3,000,000	Mobile Cnty AL Indl Dev Auth Sol Wst Disp Rev AM/NS Calvert LLC Proj, Ser A, AMT	5.00%	06/01/54	3,066,597
2,425,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	2,438,637
1,650,000	Univ of AL at Birmingham Gen Rev Brd of Trustees, Ser B	3.00%	10/01/41	1,406,734
2,500,000	Walker Cnty AL Econ & Indl Dev Auth Sol Wst Disp Rev Var AL Pwr Co Plant Gorgas Proj, AMT (a)	4.10%	08/01/63	2,500,000
				18,785,140
	Arizona — 4.4%
1,790,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (b)	5.00%	07/01/39	1,810,658
610,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (b)	5.00%	07/01/49	603,138
1,250,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj, Ser B (b)	5.00%	07/01/29	1,267,389
750,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	5.00%	07/15/39	756,813
400,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Cmps Proj, Ser A (b)	5.00%	12/15/39	403,426
1,000,000	AZ St Indl Dev Auth Edu Rev Pinecrest Acdmy Horizon Inspirada & St Rose Cmps, Ser A (b)	5.75%	07/15/38	1,020,885
300,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (b)	5.00%	07/01/37	304,072
1,670,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (b)	5.13%	07/01/37	1,687,221
2,240,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (b)	5.25%	07/01/47	2,249,617
795,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser D (b)	4.00%	07/01/27	792,181
365,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/33	356,840
385,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/34	373,810
950,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/41	861,263
1,500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/51	1,262,603
1,740,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (b)	4.00%	12/15/41	1,571,096
1,000,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (b)	4.00%	12/15/51	826,528
500,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Royal Oaks Inspirata Pointe Proj, Ser A	5.00%	05/15/41	500,793
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (b)	5.00%	07/01/39	1,014,632
2,035,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (b)	5.00%	07/01/49	2,034,971

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$515,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (b)	4.00%	07/01/26	$512,762
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (b)	5.00%	07/01/47	1,001,351
3,000,000	Maricopa Cnty Indl Dev Auth Exempt Facs Rev Comml Metals Company Proj, AMT (b)	4.00%	10/15/47	2,668,244
2,000,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Fac Legacy Trad Schs Projs (b)	5.00%	07/01/45	2,001,603
2,000,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (b)	4.00%	12/01/51	1,477,700
100,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/27	103,212
1,000,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (b)	6.75%	11/15/42	1,097,167
3,000,000	Sierra Vista AZ Indl Dev Auth Ed Fac Rev American Leadership Acdmy Proj (b)	5.00%	06/15/54	2,976,903
1,500,000	Sierra Vista AZ Indl Dev Auth Ed Fac Rev American Leadership Acdmy Proj (b)	5.00%	06/15/59	1,474,112
				33,010,990
	Arkansas — 1.1%
3,000,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond United States Steel Corp Proj, AMT	5.45%	09/01/52	3,113,429
1,000,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond US Steel Corp Proj, AMT	5.70%	05/01/53	1,057,174
2,000,000	AR St Dev Fin Auth Indl Dev Rev Big River Steel Proj, AMT (b)	4.50%	09/01/49	1,955,971
2,000,000	AR St Dev Fin Auth Indl Dev Rev Sustainable Bonds Hybar Steel Proj, Ser A, AMT (b)	6.88%	07/01/48	2,203,888
				8,330,462
	California — 3.9%
8,000,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Cap Apprec Stanislaus, Subser A	(c)	06/01/46	2,150,681
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Sustainable Bond, Ser A (b)	5.00%	11/15/51	234,511
250,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (b)	5.25%	07/01/48	256,737
650,000	CA St Enterprise Dev Auth Chrt Sch Rev The Rocklin Acdmy Proj (b) (d)	5.00%	06/01/54	666,444
2,500,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/42	2,569,943
1,050,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (b)	5.00%	07/01/38	1,061,839
2,000,000	CA St Muni Fin Auth Rev CA Baptist Univ, Ser A (b)	5.00%	11/01/46	2,005,653
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	211,029
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	1,263,011
2,280,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	2,278,805
1,300,000	CA St Muni Fin Auth Spl Tax Rev Bold Prog, Ser B	5.75%	09/01/53	1,407,643
1,250,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (b)	5.00%	07/01/37	1,251,005
2,480,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (b)	5.00%	11/21/45	2,480,158
550,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/33	570,930

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev The Link Glendale Sustainable Bonds, Ser A-2 (b)	4.00%	07/01/56	$1,181,076
500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Sustainable Bonds, Ser A-2 (b)	4.00%	07/01/56	409,230
300,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (b)	5.00%	10/01/42	306,725
1,000,000	Nrthrn CA Energy Auth Cmdy Sply Rev Ref (Mandatory put 08/01/30)	5.00%	12/01/54	1,060,917
450,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/41	414,790
850,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	5.00%	09/01/48	881,141
1,100,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	5.00%	09/01/53	1,132,378
3,735,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/44	3,844,709
1,615,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/42	1,808,973
				29,448,328
	Colorado — 5.1%
1,125,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	1,003,738
525,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/35	529,048
1,125,000	Canyons Met Dist #5 CO Ref Subord, Ser B	6.50%	12/01/54	1,160,868
1,375,000	Canyons Met Dist #5 CO Ref, Ser A, BAM	5.25%	12/01/59	1,482,242
1,000,000	Cascade Ridge Met Dist CO (e)	5.00%	12/01/51	873,022
1,175,000	CCP Met Dist No 3 CO Ref	5.00%	12/01/53	1,175,596
1,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (b)	5.00%	12/15/45	999,164
500,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/31	504,763
1,400,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/37	1,409,208
950,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/39	930,971
1,275,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.25%	05/15/30	1,309,681
670,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/35	658,673
1,125,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/41	1,047,407
625,000	CO St Hlth Facs Auth Rev Sr Living Ralston Creek Arvada Proj, Ser A (e) (f)	5.25%	11/01/32	400,000
1,120,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/40	1,264,790
1,100,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/45	1,221,939
1,220,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/41	1,279,514
500,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	511,974
1,700,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (b)	5.00%	12/01/41	1,661,561
1,510,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (b)	5.00%	12/01/51	1,393,312
1,500,000	Four Corners Busn Impt Dist CO Ltd Tax Supported	6.00%	12/01/52	1,531,395
1,000,000	Grandview Reserve Met Dist #3 CO Sr Bonds, Ser A	6.25%	12/01/52	981,392
575,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.13%	12/01/40	527,651
1,000,000	Lanterns Met Dist #3, Ser A-1	7.25%	12/01/53	1,057,531
1,000,000	Meridian Ranch Met Dist 2018 Subdistrict CO	6.75%	12/01/52	1,015,180
2,000,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/49	2,001,071
905,000	Mountain Brook Met Dist CO	4.50%	12/01/41	755,076
1,145,000	Newlin Crossing Met Dist CO, Ser A (b) (d)	5.38%	12/01/54	1,152,127

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$500,000	Peak Met Dist #1 CO, Ser A (b)	4.00%	12/01/35	$438,022
1,000,000	Peak Met Dist #1 CO, Ser A (b)	5.00%	12/01/41	916,903
1,200,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/50	1,113,134
975,000	Poudre Heights Vly Met Dist CO, Ser A (b)	5.50%	12/01/54	948,598
1,500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (b)	5.00%	12/15/41	1,506,108
315,000	Prairie Ctr Met Dist #7 CO	4.13%	12/15/36	284,888
550,000	Sterling Ranch Cmnty Auth Brd CO Supported Rev Ref Sr, Ser A	6.13%	12/01/39	568,575
1,410,000	Sunset Parks Met Dist CO, Ser A (b) (d)	5.13%	12/01/54	1,411,375
900,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	904,375
700,000	W Meadow Met Dist CO Ref Sr Bonds, Ser A (b)	6.00%	12/01/38	724,076
				38,654,948
	Connecticut — 1.4%
250,000	Bridgeport CT, Ser A, BAM	5.00%	02/01/31	268,674
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/40	2,002,578
800,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	4.00%	07/01/37	805,794
2,500,000	CT St Hlth & Eductnl Facs Auth Rev Sustainable Bonds Goodwin Univ Obligated Grp, Ser A1	5.00%	07/01/44	2,510,016
2,725,000	CT St Hlth & Eductnl Facs Auth Rev Trinity Hlth Corp	5.00%	12/01/45	2,746,813
2,500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (b)	5.00%	04/01/39	2,519,728
				10,853,603
	Delaware — 0.2%
875,000	Bridgeville DE Spl Oblig Heritage Shores Spl Dev Dist (b)	5.25%	07/01/44	909,160
314,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (b)	5.00%	07/01/28	316,782
				1,225,942
	District of Columbia — 0.5%
3,320,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/49	3,531,528
	Florida — 16.4%
705,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/40	650,849
100,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Maple Ridge Phase 4 Proj (b)	4.30%	05/01/42	93,338
1,655,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Maple Ridge Phase 4 Proj (b)	4.45%	05/01/52	1,492,333
2,380,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Phase 4 Master Impt Proj (b)	5.25%	05/01/43	2,424,094
2,000,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Assmt Area 3A (b)	5.13%	11/01/49	2,009,589
485,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	4.00%	05/01/52	403,634
1,000,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2022	5.00%	05/01/53	998,491
1,000,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/41	853,808
500,000	Berry Bay II CDD FL Spl Assmnt Proj, Ser 2024	5.20%	05/01/44	495,625
2,000,000	Bexley CDD FL Spl Assmnt Rev	4.88%	05/01/47	1,935,863
1,600,000	Bridgewater N Cmnty Dev Dist FL Capital Impt Rev	4.00%	05/01/42	1,422,483
1,985,000	Capital Projs Fin Auth FL Eductnl Facs Rev Ref Navigator Acdmy of Leadership Obligated Grp Proj (b)	5.00%	06/15/44	1,972,618

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,700,000	Capital Projs Fin Auth FL Eductnl Facs Rev Ref Navigator Acdmy of Leadership Obligated Grp Proj (b)	5.00%	06/15/54	$1,674,067
895,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (b)	4.00%	07/01/41	790,832
525,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (b)	4.00%	07/01/51	426,825
155,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	4.00%	08/01/30	154,166
1,070,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	5.00%	08/01/40	1,085,741
1,000,000	Celebration Pointe Cmnty Dev Dist No 1 FL Spl Assmnt Rev	4.00%	05/01/53	827,824
1,000,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj (b)	5.00%	10/01/34	1,013,255
595,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (b)	4.00%	10/01/41	536,025
4,000,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (b)	4.00%	10/01/51	3,301,934
540,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	544,004
1,000,000	Coco Palms FL CDD Spl Assmnt	5.00%	05/01/46	1,001,623
1,500,000	Connerton E CDD FL Spl Assmnt Area One	5.25%	06/15/43	1,550,328
1,000,000	Crosswinds E CDD FL Spl Assmnt Area One Proj	5.50%	05/01/44	1,019,539
1,500,000	Crosswinds E CDD FL Spl Assmnt Area One Proj	5.75%	05/01/54	1,525,240
600,000	Cypress Bluff CDD FL Spl Assmnt Del Web Proj, Ser A (b)	3.63%	05/01/40	566,225
1,640,000	Eden Hills Cmnty Dev Dist FL Spl Assmnt	4.00%	05/01/42	1,490,767
1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	835,634
2,635,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	4.00%	05/01/42	2,379,087
3,040,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	4.00%	05/01/51	2,523,143
845,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (b)	5.00%	11/01/29	860,582
995,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (b)	5.50%	11/01/39	1,025,965
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	1,035,990
1,385,000	FL St Dev Fin Corp Eductnl Facs Rev Ref Global Outreach Chrt Acdmy Proj, Ser A (b)	4.00%	06/30/56	958,772
250,000	FL St Dev Fin Corp Ref Brightline FL Passenger Rail Proj, AGM, AMT	5.25%	07/01/53	260,382
1,000,000	FL St Dev Fin Corp Sol Wst Disp Rev Var GFL Solid Waste SE LLC Proj, Ser A, AMT (Mandatory put 10/01/31) (b)	4.38%	10/01/54	1,000,807
2,000,000	FL St Dev Fin Corp Sol Wst Disp Rev Var Waste Pro USA Inc Proj, AMT (Mandatory put 07/01/26) (b)	6.13%	07/01/32	2,050,211
1,005,000	FL St Dev Fin Corp Sr Living Rev Ref Mayflower Retmnt Cmnty Proj, Ser A (b)	4.00%	06/01/41	868,002
750,000	FL St Dev Fin Corp Sr SFP Tampa I The Henry Proj, Ser A1 (b)	5.00%	06/01/44	763,692
1,000,000	FL St Dev Fin Corp Sr SFP Tampa I The Henry Proj, Ser A1 (b)	5.25%	06/01/54	1,019,570
500,000	Forest Lake Cmnty Dev Dist FL Spl Assmnt Area 1 Proj (b)	4.00%	05/01/40	489,808
1,750,000	Fort Lauderdale FL Wtr & Swr Rev Enabling Wks Proj, Ser A	5.50%	09/01/53	1,946,369
190,000	Gardens at Hammock Beach CDD FL Spl Assmnt Area One, Ser 1	4.80%	05/01/31	190,019
305,000	Gardens at Hammock Beach CDD FL Spl Assmnt Area One, Ser 1	5.38%	05/01/44	304,682
1,560,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	4.38%	11/01/49	1,419,662
2,000,000	Halifax FL Hosp Med Ctr Ref	5.00%	06/01/36	2,020,668
500,000	Hamilton Bluff Cmnty Dev Dist FL Spl Assmnt Area One Proj	4.70%	05/01/31	502,685
500,000	Hamilton Bluff Cmnty Dev Dist FL Spl Assmnt Area One Proj	5.50%	05/01/44	505,157
1,000,000	Hamilton Bluff Cmnty Dev Dist FL Spl Assmnt Area One Proj	5.80%	05/01/54	1,008,718

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,500,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (b)	4.00%	05/01/40	$1,365,249
500,000	Hillsborough Cnty FL Aviation Auth Tampa Intl Arpt, Ser B, AMT	5.50%	10/01/49	550,184
2,000,000	Hillsborough Cnty FL Indl Devauth Hlth Sys Rev Ref Baycare Hlth Sys, Ser B (a)	4.00%	11/01/38	2,000,000
2,000,000	Hillsborough Cnty FL Indl Devauth Hlth Sys Rev Var Ref Baycare Hlth Sys, Ser E (a)	4.00%	11/15/54	2,000,000
520,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Azario Proj	3.75%	05/01/40	477,973
750,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev N E Sector Proj Phase 1A	5.00%	05/01/38	761,808
765,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Palm Grove Proj (d)	5.50%	05/01/55	761,603
1,325,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Stewardship Dist Azario Proj	4.00%	05/01/50	1,140,678
2,000,000	Lee Cnty FL Arpt Rev, AMT	5.25%	10/01/49	2,138,892
1,000,000	Lee Cnty FL Indl Dev Auth Hlthcare Facs Rev Shell Point (Temps- 65), Ser 2024 B-2	4.38%	11/15/29	1,002,207
1,150,000	Lee Cnty FL Indl Dev Auth Hlthcare Facs Rev Shell Point Waterside Hlth Proj	5.00%	11/15/49	1,176,164
2,500,000	Lee Cnty FL Indl Dev Auth Hlthcr Facs Rev Shell Point, Ser C	5.00%	11/15/54	2,579,631
1,790,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	4.00%	05/01/52	1,470,804
300,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area Two Proj Pod 5, Ser AA2	5.70%	05/01/44	303,971
1,130,000	Mangrove Point & Mangrove Manor CDD Capital Impt	4.25%	05/01/42	1,046,749
2,570,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	2,586,166
1,240,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	4.00%	05/01/51	1,037,334
1,880,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	1,833,638
1,500,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area Two	3.38%	11/01/41	1,251,255
1,000,000	N Springs FL Impt Dist Parkland Bay Assmt Area (b)	4.88%	05/01/38	1,010,407
1,500,000	Normandy CDD FL Capital Impt Rev Assmnt Area One (b)	5.30%	05/01/44	1,470,307
1,300,000	Old Hickory CDD FL Spl Assmnt Spl Asmt	4.00%	06/15/40	1,194,614
465,000	Parkland Preserve CDD FL Spl Assmnt Rev 2019A Spl Assmnts, Ser A	5.25%	05/01/39	476,371
1,000,000	Parrish Lakes CDD Capital Impt Rev Assmnt Area Three	5.50%	05/01/44	1,000,938
810,000	Pioneer Ranch CDD FL Spl Assmnt (b)	5.00%	05/01/44	787,734
1,000,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (e) (g)	5.88%	01/01/33	893,574
610,000	Pompano Beach FL Rev John Knox Vlg Proj, Ser A	4.00%	09/01/41	571,493
690,000	Prosperity Lakes Cmnty Dev Dist FL Spl Assmnt Area One	5.88%	12/15/43	726,003
1,000,000	Prosperity Lakes Cmnty Dev Dist FL Spl Assmnt Area One	6.13%	12/15/53	1,051,604
1,710,000	Reunion E FL CDD Spl Assmnt, Ser 2021	4.00%	05/01/51	1,436,093
760,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	3.38%	05/01/31	715,545
500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	460,503
750,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	650,290
2,765,000	Saltleaf CDD FL Capital Impt Rev	6.00%	05/01/56	2,809,195
3,055,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	2,701,316
2,000,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	1,692,998
1,635,000	Scenic Terrace S CDD FL Spl Assmnt Proj, Ser 2022	4.50%	05/01/42	1,547,195

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (b)	5.00%	03/01/30	$250,259
750,000	Seagrove CDD FL Spl Assmnt	4.88%	06/15/44	738,507
1,250,000	Seagrove CDD FL Spl Assmnt	5.20%	06/15/54	1,235,396
490,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (b)	5.25%	11/01/39	500,779
1,000,000	Shingle Creek at Bronson CDD FL Spl Assmnt	3.50%	06/15/41	898,971
1,945,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	4.00%	05/01/51	1,642,932
2,580,000	Stillwater CDD FL Sp Assmnt Spl Assmt 2021 Proj (b)	3.50%	06/15/41	2,164,051
2,000,000	The Heights CDD FL Spl Assmnt Rev CDD	5.00%	01/01/50	1,968,451
835,000	Triple Creek FL CDD Spl Assmnt Vlgs Q&R Proj (b)	4.00%	11/01/51	692,391
1,050,000	Trout Creek CDD FL Capital Impt Rev	4.00%	05/01/51	871,414
230,000	Villamar CDD FL Spl Assmnt	4.00%	05/01/29	229,531
3,400,000	Volusia Cnty FL Eductnl Fac Auth Stetson Univ Inc Proj	5.25%	06/01/49	3,503,458
1,370,000	W Vlgs FL Impt Dist Ref Spl Assmt Unit Dev #1	4.63%	05/01/38	1,334,430
1,000,000	W Vlgs FL Impt Dist Unit Dev #10 Assmnt Area One	5.38%	05/01/44	1,007,769
900,000	Westside FL CDD Spl Assmnt Rev Ref (b)	4.13%	05/01/38	846,297
1,680,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	1,712,744
1,190,000	Wildblue CDD FL Spl Assmnt (b)	4.25%	06/15/39	1,112,225
				123,620,816
	Georgia — 4.4%
1,000,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/37	998,989
1,000,000	Atlanta GA Dev Auth Convertible Ctfs, Class A, Ser 1, CABS, steps up to 6.50% on 06/15/28 (b)	(c)	12/15/48	836,187
500,000	Atlanta GA Dev Auth Westside Gulch Area Proj, Ser A-1 (b)	5.00%	04/01/34	503,371
2,800,000	Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev Var GA Pwr Co Plt Bowen Proj, AMT (a)	4.10%	11/01/62	2,800,000
4,400,000	Burke Cnty GA Dev Auth Poll Control Rev Adjustable GA Pwr Co Plant Vogtle Proj Remk (a)	4.10%	11/01/52	4,400,000
3,300,000	Burke Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Vogtle Proj Remk, 1st Ser (a)	4.20%	11/01/48	3,300,000
500,000	Cobb Cnty GA Dev Auth Chartersch Rev NW Classical Acdmy Proj, Ser A (b)	6.00%	06/15/43	512,296
1,750,000	Cobb Cnty GA Dev Auth Chartersch Rev NW Classical Acdmy Proj, Ser A (b)	6.40%	06/15/53	1,793,423
1,125,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser A	5.75%	04/01/53	1,257,730
2,000,000	Floyd Cnty GA Dev Auth Adj GA Pwr Co Plt Hammond Proj (a)	4.20%	09/01/26	2,000,000
1,335,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	1,355,168
1,515,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/42	1,521,625
500,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel Second Tier, Ser B (b)	5.00%	01/01/36	500,182
1,750,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	1,769,926
1,285,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/26)	4.00%	03/01/50	1,295,459
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 12/01/28)	4.00%	05/01/52	1,013,091
3,435,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/30)	5.00%	09/01/53	3,655,460

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 12/01/30)	5.00%	05/01/54	$2,133,134
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser E-1 (Mandatory put 06/01/31)	5.00%	12/01/53	1,063,523
350,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J, Ser A, AGM	5.00%	07/01/30	384,740
				33,094,304
	Guam — 0.1%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser D	5.00%	11/15/35	251,816
155,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	158,943
				410,759
	Hawaii — 0.3%
1,500,000	HI St Dept of Budget & Fin Spl Purp Rev Ref HI Pacific Univ Proj (b)	5.00%	07/01/39	1,504,461
1,000,000	HI St Dept of Budget & Fin Spl Purp Rev Ref HI Pacific Univ Proj (b)	5.13%	07/01/43	982,832
				2,487,293
	Idaho — 1.4%
1,500,000	Avimor Cmnty Infra Dist #1 ID Spl Assmnt Area Five (b)	5.88%	09/01/53	1,551,602
1,500,000	Avimor Cmnty Infra Dist #1 ID Spl Assmnt Area Six, Ser B (b) (d)	5.50%	09/01/53	1,509,794
985,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/25	986,905
1,265,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/30	1,274,093
1,000,000	Idaho Falls ID Auditorium Dist Annual Approp Ctfs, COPS (b)	5.25%	05/15/51	1,004,136
4,000,000	Spring Vly Cmnty Infra Dist #1 Spl Assmnt Area Two (b)	6.25%	09/01/53	4,204,031
				10,530,561
	Illinois — 2.8%
2,615,000	Chicago IL Brd of Edu Proj, Ser C	5.25%	12/01/35	2,615,771
300,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	305,662
3,500,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	3,651,091
1,000,000	Chicago IL Brd of Edu Sustainable Bond, Ser E	5.13%	12/01/32	1,000,337
1,000,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/35	1,028,582
2,130,000	Chicago IL Brd of Edu, Ser D	5.00%	12/01/46	2,084,171
750,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/40	801,666
400,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	412,743
1,300,000	Chicago IL Park Dist Ref, Ser A, BAM	4.00%	01/01/32	1,322,703
400,000	Chicago IL Ref 2003B Remk	5.25%	01/01/29	400,669
625,000	Chicago IL, Ser A	5.50%	01/01/39	625,144
250,000	IL St	5.50%	05/01/26	258,006
200,000	IL St	5.00%	06/01/27	205,107
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	258,172
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	257,529
100,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	101,113
300,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	307,406
145,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/28	149,284
2,000,000	IL St, Ser C	5.00%	11/01/29	2,092,487
545,000	IL St, Ser D	5.00%	11/01/24	545,000

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$1,660,000	Lincolnwood IL Tax Incr Allocation Rev Nts Dist 1860 Dev Proj, Ser A, COPS (b)	4.82%	01/01/41	$1,592,498
1,000,000	S Wstrn IL Dev Auth Envrnmntl Impt Rev US Steel Corp Proj	5.75%	08/01/42	1,000,880
				21,016,021
	Indiana — 1.6%
1,410,000	Carmel IN Redev Auth	3.00%	07/15/40	1,225,954
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (b)	5.30%	01/01/32	229,910
1,410,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	1,420,729
535,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.50%	03/01/44	574,296
750,000	IN St Fin Auth Hosp Rev Reid Hlth, AGM	5.00%	01/01/41	793,137
2,000,000	IN St Fin Auth Rev BHI Sr Living, Ser A	5.25%	11/15/46	2,016,467
2,000,000	IN St Fin Auth Stdt Hsg Rev Sr Stdt Hsg Proj, Ser A	5.00%	07/01/49	2,032,269
1,250,000	IN St Fin Auth Stdt Hsg Rev Sr Stdt Hsg Proj, Ser A	5.00%	07/01/54	1,270,172
1,700,000	Indianapolis IN Loc Pub Impt Bond Bank Sr Convention Ctr Hotel, Ser E	6.00%	03/01/53	1,848,359
500,000	Terre Haute IN Mf Hsg Rev Silver Birch of Terre Haute Proj	5.10%	01/01/32	452,888
500,000	Valparaiso IN Exempt Facs Rev Ref Pratt Paper IN LLC Proj, AMT (b)	4.88%	01/01/44	510,910
				12,375,091
	Iowa — 1.2%
1,600,000	Dallas Ctr IA Grimes Cmnty Sch Dist	3.00%	05/01/39	1,407,212
3,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Alcoa Inc Proj	4.75%	08/01/42	3,002,842
1,300,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42)	5.00%	12/01/50	1,485,725
3,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj	5.00%	12/01/50	3,428,597
				9,324,376
	Kansas — 0.5%
150,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	146,739
1,850,000	Lenexa KS Hlth Care Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/43	1,852,578
175,000	Shawnee Cnty KS Pub Bldg Commn Rev Corrections and Parks & Rec Projs	5.50%	09/01/34	201,740
1,250,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (b)	5.75%	09/01/39	1,274,910
				3,475,967
	Kentucky — 3.0%
2,000,000	Boyle Cnty KY Eductnl Facs Rev Ref Ctr Clg, Ser A	5.25%	06/01/43	2,131,346
875,000	Henderson KY Exempt Facs Rev Pratt Paper LLC Proj, Ser A, AMT (b)	4.45%	01/01/42	856,437
1,650,000	Jefferson Cnty KY Sch Dist Fin Corp Sch Bldg Rev, Ser B	3.00%	12/01/38	1,451,555
2,000,000	Kenton Cnty KY Arpt Brd, Ser A, AMT	5.25%	01/01/49	2,127,185
1,000,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/41	1,010,176
1,500,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser A-1 (Mandatory put 02/01/32)	5.25%	04/01/54	1,629,965
2,000,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B (Mandatory put 08/01/32)	5.00%	01/01/55	2,145,245
2,525,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	2,545,924

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$230,000	KY St Univ KY St Univ Proj, BAM, COPS	4.00%	11/01/41	$229,259
1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/39	965,929
7,600,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (a)	4.50%	08/01/61	7,600,000
				22,693,021
	Louisiana — 0.7%
1,500,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	1,458,666
200,000	Monroe LA Wtr Rev, BAM	5.00%	11/01/32	213,248
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010 (b)	6.35%	07/01/40	1,100,753
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010A (b)	6.35%	10/01/40	1,100,753
1,600,000	Saint James Parish LA Rev Var NuStar Logistics LP Proj Remk, Ser 2010B (Mandatory put 06/01/30) (b)	6.10%	12/01/40	1,775,019
				5,648,439
	Maine — 0.4%
3,000,000	ME St Fin Auth Sol Wst Disp Rev Casella Waste Sys Proj, AMT (Mandatory put 08/01/25) (b)	5.13%	08/01/35	3,026,277
	Maryland — 0.9%
1,020,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	1,024,927
175,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	2.95%	06/01/27	169,905
185,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.05%	06/01/28	177,092
200,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.15%	06/01/29	189,318
190,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.20%	06/01/30	177,423
900,000	Frederick Cnty MD Tax Incr & Spl Tax Ref Jefferson Technology Park Proj, Ser B (b)	4.63%	07/01/43	870,254
1,000,000	MD St Econ Dev Corp Stdt Hsg Rev Morgan St Univ Proj, Ser A	5.38%	07/01/38	1,086,750
3,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Var Ref Johns Hopkins Hlth Sys, Ser A (a)	4.00%	06/01/48	3,000,000
				6,695,669
	Massachusetts — 1.0%
500,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (b)	5.00%	11/15/28	521,468
1,450,000	MA St Dev Fin Agy Rev Merrimack Clg Stdt Hsg Proj, Ser A (b)	5.00%	07/01/54	1,478,872
1,000,000	MA St Dev Fin Agy Rev Merrimack Clg Stdt Hsg Proj, Ser A (b)	5.00%	07/01/60	1,012,193
500,000	MA St Dev Fin Agy Rev Ref Boston Med Ctr Sustainable Bonds, Ser G	5.25%	07/01/48	536,949
1,500,000	MA St Dev Fin Agy Rev Ref Boston Med Ctr Sustainable Bonds, Ser G	5.25%	07/01/52	1,605,316
1,020,000	MA St Dev Fin Agy Rev Ref Salem Cmnty Corp	5.13%	01/01/40	1,014,103
550,000	MA St Dev Fin Agy Rev Sustainable Bond Boston Med Ctr, Ser D	5.00%	07/01/44	550,944
1,000,000	MA St Dev Fin Agy Rev UMass Dartmouth Stdt Hsg Proj	5.00%	10/01/48	1,003,836
				7,723,681
	Michigan — 1.8%
1,100,000	Detroit MI Sustainable Bonds, Ser A	5.00%	04/01/46	1,138,303
2,000,000	Detroit MI Sustainable Bonds, Ser A	5.00%	04/01/50	2,056,763
1,000,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bonds, Ser B	5.25%	07/01/48	1,102,985
1,750,000	Kentwood MI Econ Dev Corp Ref Holland Home Oblig Grp	5.00%	11/15/37	1,760,058
2,000,000	MI St Bldg Auth Rev Var Fac Progr Multi Modal, Ser I (a)	3.35%	04/15/59	2,000,000

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$2,000,000	MI St Fin Auth Rev Henry Ford Hlth Sys, Ser A	5.00%	11/15/48	$2,063,934
1,000,000	MI St Strategic Fund Ltd Oblg Rev Holland Home	5.00%	11/15/42	1,000,936
2,230,000	MI St Strategic Fund Ltd Oblg Rev Var Sustainable Bond Recycled Brd Machine Proj, AMT (Mandatory put 10/01/26)	4.00%	10/01/61	2,234,020
				13,356,999
	Minnesota — 0.4%
125,000	Minneapolis MN Stdt Hsg Rev Riverton Cmnty Hsg Proj (b)	3.80%	08/01/27	123,230
1,200,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref Hgr Ground Acdmy Proj	4.25%	12/01/32	1,226,489
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	105,061
850,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/41	712,799
660,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/51	501,182
				2,668,761
	Mississippi — 1.3%
3,000,000	MS Busn Fin Corpms Sol Wst Disp Fac & Wstwtr F Var MS Pwr Co Proj, 1st Ser, AMT (a)	4.35%	11/01/52	3,000,000
6,600,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj MS Pwr Co Proj Remk, AMT (a)	4.15%	07/01/25	6,600,000
				9,600,000
	Missouri — 1.9%
1,875,000	Kansas City MO Indl Dev Auth Econ Activity Tax Rev Historic NE Redev Plan, Ser A-1 (b)	5.00%	06/01/54	1,821,092
500,000	Lees Summit MO Indl Dev Auth Sr Living Facs Rev John Knox Vlg, Ser A	5.00%	08/15/51	450,912
1,000,000	Lees Summit MO Indl Dev Auth Sr Living Facs Rev Ref John Knox Vlg, Ser A	5.00%	08/15/39	1,059,487
550,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svc Projs Svcs Projs, Ser A, Ser ASR	5.00%	02/01/29	568,195
1,050,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svc Projs Svcs Projs, Ser A, Ser ASR	5.00%	02/01/42	1,064,052
550,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/32	555,497
10,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/29	10,167
2,000,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.25%	02/01/48	2,113,883
1,145,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser B	5.00%	02/01/46	1,150,836
250,000	Saint Charles Cnty MO Pub Wtr Sply Dist #2 Pub Wtr Sply Dist No 2, COPS	4.00%	12/01/44	243,316
3,300,000	Saint Louis Cnty MO Indl Dev Auth Sr Living Facs Friendship Vlg St Louis Oblig Grp, Ser A	5.25%	09/01/53	3,319,078
2,000,000	Taney Cnty MO Indl Dev Auth Sales Tax Rev Big Cedar Infra Proj (b)	6.00%	10/01/49	2,002,187
				14,358,702
	Nevada — 0.6%
930,000	Clark Cnty NV Sch Dist, Ser B, BAM	3.00%	06/15/41	784,670
775,000	Henderson NV Loc Impt Dists Rainbow Canyon Phase II Roject	5.00%	03/01/38	778,939
995,000	Henderson NV Loc Impt Dists Rainbow Canyon Phase II Roject	5.25%	03/01/48	984,317
445,000	Las Vegas NV Spl Assmnt Dist #817 Spl Impt Dt# 817 Summerlin Vlg 29	5.75%	06/01/43	461,993

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nevada (Continued)
$500,000	Las Vegas NV Spl Assmnt Dist #817 Spl Impt Dt# 817 Summerlin Vlg 29	6.00%	06/01/48	$520,762
190,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	4.00%	06/01/29	187,927
700,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A	5.00%	07/15/37	702,253
				4,420,861
	New Hampshire — 0.9%
2,000,000	Natl Fin Auth NH Rev Ref Sustainable Bond, Ser B, AMT (Mandatory put 07/02/40) (b)	3.75%	07/01/45	1,693,603
3,000,000	Natl Fin Auth NH Spl Rev (b)	5.38%	12/15/35	3,005,132
2,000,000	Natl Fin Auth NH Spl Rev The Highlands Proj	5.13%	12/15/30	1,978,870
				6,677,605
	New Jersey — 0.3%
950,000	NJ St Econ Dev Auth Spl Fac Rev Continental Airls Inc Proj Remk, Ser B, AMT	5.63%	11/15/30	954,595
100,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	100,906
190,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser 1A, AMT	4.00%	12/01/30	189,839
560,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	617,207
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	532,506
				2,395,053
	New Mexico — 0.3%
900,000	NM St Hosp Equipment Loan Council Hosp Rev Ref Var Presbyterian Hlthcare Remk, Ser B (a)	4.05%	08/01/34	900,000
534,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	3.75%	05/01/28	528,476
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	4.00%	05/01/33	477,749
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	4.25%	05/01/40	461,408
				2,367,633
	New York — 4.3%
1,000,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.25%	07/01/52	1,036,866
450,000	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	487,398
950,000	Nassau Cnty NY Loc Econ Asst Corp Edl Rev Roosevelt Children Acdmy Chrt Sch Proj, Ser A	5.00%	07/01/43	978,622
595,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution Fiscal 2018 Block 4, Ser AA	5.00%	06/15/38	618,294
2,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var 2nd General Resolution, Subser CC (a)	4.00%	06/15/53	2,000,000
2,625,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Subord Bonds, Ser C-1	4.00%	02/01/42	2,621,582
2,000,000	NY NY, Ser B, Subser B-1	5.25%	10/01/41	2,214,437
1,250,000	NY St Dorm Auth Rev Non St Supported Debt White Plains Hosp Obligated Grp	5.25%	10/01/49	1,328,533
300,000	NY St Dorm Auth Revs Non St Supported Debt New York Institute of Technology	5.00%	07/01/44	317,532
1,925,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	3.00%	03/15/42	1,639,430
500,000	NY St Transprtn Dev Corp Exempt Fac Rev NY St Thruway Srvc Areas Proj, AMT	4.00%	10/31/46	440,981

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$1,250,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/40	$1,290,469
2,000,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.38%	10/01/45	1,913,969
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/31	1,001,307
3,315,000	NY St Transprtn Dev Corp Spl Fac Rev Ref John F. Kennedy Intl Arpt Proj, AMT	5.25%	08/01/31	3,520,477
1,500,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.50%	06/30/54	1,586,832
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AMT	6.00%	06/30/54	1,080,173
500,000	Onondaga NY Civic Dev Corp Ref Crouse Hlth Hosp Inc Proj, Ser A	5.13%	08/01/44	506,065
1,000,000	Onondaga NY Civic Dev Corp Ref Crouse Hlth Hosp Inc Proj, Ser A	5.38%	08/01/54	1,010,983
500,000	Oyster Bay NY, Ser A, AGM	2.00%	03/01/35	402,697
2,000,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	2,073,461
2,000,000	Suffolk Regl Off Track Betting Corp NY Rev	6.00%	12/01/53	2,083,409
1,810,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo Sub, Ser B	5.00%	06/01/48	1,599,054
100,000	Westchester Cnty NY Loc Dev Corp Rev Ref Miriam Osborn Memorial Home Assn Proj	5.00%	07/01/34	102,911
460,000	Westchester NY Tobacco Asset Securitization Ref Sr, Ser B	5.00%	06/01/41	467,743
				32,323,225
	North Carolina — 2.1%
2,540,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Ref Carolina Rmk, Ser C (a)	4.00%	01/15/37	2,540,000
3,300,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs For the Aging Ref, Ser A	4.00%	03/01/41	3,067,001
500,000	NC St Med Care Commn Hlth Care Facs Rev Ref Pennybyrn at Maryfield	5.00%	10/01/30	500,317
2,700,000	NC St Med Care Commn Retmnt Facs Rev Carolina Meadows	5.25%	12/01/49	2,905,688
1,940,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	1,946,814
2,850,000	NC St Med Care Commn Retmnt Facs Rev Ref Southminster Inc	5.00%	10/01/37	2,865,383
1,545,000	NC St Med Care Commn Retmnt Facs Rev The Forest at Duke Proj	4.00%	09/01/46	1,365,444
750,000	NC St Med Care Commn Retmnt Facs Rev The United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/49	772,499
				15,963,146
	North Dakota — 0.1%
520,000	Horace ND Ref	3.00%	05/01/36	421,707
	Ohio — 3.1%
6,250,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	5,652,441
900,000	Cleveland Cuyahoga Cnty OH Port Auth Tax Incr Fing Rev Ref Sr Flats E Bank Proj, Ser A (b)	4.00%	12/01/55	738,133
2,245,000	Franklin Cnty OH Rev Trinity Hlth Credit Grp OH, Ser A	5.00%	12/01/47	2,291,711
500,000	Hamilton Cnty OH Hlth Care Rev Life Enriching Cmntys Proj, Ser A	5.25%	01/01/38	525,360
500,000	Hamilton Cnty OH Hlth Care Rev Life Enriching Cmntys Proj, Ser A	5.50%	01/01/43	525,796

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$2,000,000	Hamilton Cnty OH Hosp Facs Rev Var Ref Trihealth Inc Obligated Grp Proj Remk, Ser B (a)	4.07%	08/15/51	$2,000,000
3,000,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (b)	5.00%	07/01/49	2,970,417
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	999,945
2,535,000	OH St Hosp Rev Ref Var Univ Hosps Hlth Sys Inc, Ser C (a)	3.60%	01/15/51	2,535,000
490,000	Port of Gtr Cincinnati Dev Auth OH Rev (b)	3.75%	12/01/31	466,475
3,000,000	Port of Gtr Cincinnati Dev Auth OH Tax Incr Fing Rev RBM Phase 3 Garage Proj	5.13%	12/01/55	3,015,442
1,420,000	Warren Cnty OH Hosp Facs Rev Ref Cmnty First Solutions Obligated Grp, Ser A	5.00%	05/15/49	1,460,117
				23,180,837
	Oklahoma — 0.5%
2,400,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (g)	7.25%	09/01/51	2,421,196
1,165,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.25%	11/15/37	1,186,224
				3,607,420
	Oregon — 0.9%
750,000	Astoria OR Hosp Facs Auth Columbia Memorial Hosp Proj	5.25%	08/01/49	792,201
290,000	Clackamas Cnty OR Hosp Fac Auth Rev Mary’s Woods at Marylhurst Inc Proj, Ser A	5.00%	05/15/26	291,057
1,150,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.13%	11/15/40	1,162,046
2,250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	2,255,248
625,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/37	631,826
500,000	Salem OR Hosp Fac Auth Rev Capital Manor Proj	5.00%	05/15/38	506,453
750,000	Salem OR Hosp Fac Auth Rev Capital Manor Proj	5.00%	05/15/43	752,877
750,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/42	753,209
				7,144,917
	Pennsylvania — 2.0%
300,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/32	312,199
1,855,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligted Grp Issue, Ser A	5.00%	04/01/47	1,879,817
500,000	Allegheny Cnty PA Indl Dev Auth Envrnmtl Impt Rev Ref United States Steel Corp Proj	4.88%	11/01/24	500,000
1,500,000	Allentown Comml & Indl Dev Auth Ref Executive Edu Acdmy Chrt Sch Proj (d)	5.00%	07/01/50	1,501,770
1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,106,681
250,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/38	228,826
1,655,000	Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Var Constellation Energy Genration LLC Proj Ref, Ser C, AMT (Mandatory put 04/03/28)	4.45%	10/01/34	1,691,840
1,000,000	Montgomery Cnty PA Indl Dev Auth Ref Foulkeways at Gwynedd	5.00%	12/01/46	1,003,125
1,780,000	PA St Econ Dev Fing Auth Exempt Facs Rev Var Ref Energy Sply LLC Proj Remk, Ser C (Mandatory put 06/01/27)	5.25%	12/01/37	1,802,597
1,000,000	PA St Econ Dev Fing Auth Rev Ref Presbyterian Sr Living Prj, Ser B-2	5.25%	07/01/46	1,062,769

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,250,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/35	$1,350,974
10,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	10,211
1,000,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM	4.00%	07/01/38	984,771
850,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/56	693,091
215,000	Philadelphia PA Auth for Indl Dev Revs Kipp Philadelphia Chrt Sch Proj, Ser A	5.00%	04/01/36	215,749
495,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/41	462,956
				14,807,376
	Puerto Rico — 2.6%
2,900,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	2,859,731
3,002,265	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/35	2,947,445
3,358,267	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/41	3,171,925
250,000	Puerto Rico Indl Tourist Eductnl Med & Envrnmntl Control Fac San Juan Cruise Terminal Proj, Ser 2023-A-2-P3, AMT	6.50%	01/01/42	295,596
2,866,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured Converted, Ser A-2	4.33%	07/01/40	2,842,584
1,559,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	1,563,275
1,170,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.55%	07/01/40	1,175,769
4,500,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	4,458,209
				19,314,534
	Rhode Island — 0.3%
2,500,000	Tobacco Stlmt Fing Corp RI Ref, Ser A	5.00%	06/01/40	2,511,687
	South Carolina — 1.2%
380,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	368,179
230,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	230,061
2,000,000	Lexington Cnty SC Hlth Svcs Dist Lexington Med Ctr	5.00%	11/01/41	2,023,421
275,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/32	266,347
1,085,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/47	1,091,928
1,450,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/42	1,462,748
420,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	407,914
1,000,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.50%	11/15/44	1,060,500
1,000,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.75%	11/15/54	1,061,153
1,250,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser B	5.00%	12/01/43	1,343,805
				9,316,056
	Tennessee — 1.0%
500,000	Knox Cnty TN Hlth Eductnl & Hsg Fac Brd Stdt Hsg Rev Univ of TN Proj, Ser A-1, BAM	5.50%	07/01/54	539,669

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$2,545,000	Memphis Shelby Cnty TN Arpt Auth Arpt Rev, Ser A, AMT	5.00%	07/01/45	$2,634,329
1,000,000	Shelby Cnty TN Hlth Edl & Hsg Fac Brd Stdt Hsg Rev Madrone Memphis Stdt Hsg I LLC Univ Memphis Proj, Ser A1 (b)	5.00%	06/01/44	1,020,472
2,500,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	2,508,549
800,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	832,106
				7,535,125
	Texas — 7.0%
1,000,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	825,854
2,000,000	Arlington TX Hgr Edu Fin Corp Edu Rev Var Basis TX Chrt Schs Inc (Mandatory put 06/15/26) (b)	4.50%	06/15/56	2,000,227
1,000,000	Aubrey TX Spl Assmnt Ref Jackson Ridge Pub Impt Dt Phase #1 & #2 Assmnts, BAM	5.00%	09/01/45	1,074,745
2,000,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/46	2,016,478
1,410,000	Cool Wtr Muni Util Dist TX, Ser A, BAM	5.00%	08/15/45	1,439,509
1,556,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (b)	4.25%	09/15/41	1,399,538
1,445,000	Fate TX Spl Assmnt Rev Monterra Pub Impt Dt Impt Area #1 Proj (b)	4.00%	08/15/51	1,183,196
1,000,000	Fate TX Spl Assmnt Rev Monterra Pub Impt Dt Impt Area #2 Proj (b)	5.38%	08/15/44	987,686
1,577,000	Ferris TX Spl Assmnt Rev Woodstone Pub Impt Dist No 2 Impt Area 1 Proj (b)	4.00%	09/01/51	1,273,497
400,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/37	427,178
250,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/38	267,215
500,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Memorial Hermann Hlth Sys	5.00%	07/01/45	505,280
500,000	Harris Cnty TX Indl Dev Corp Var Ref Energy Transfer Proj (Mandatory put 06/01/33)	4.05%	11/01/50	503,308
1,025,000	Haslet TX Spl Assmnt Rev Haslet Pub Impt Dist #5 Impt Area #1 (b)	4.13%	09/01/39	933,226
2,500,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AMT, AGM	5.25%	07/01/48	2,667,914
1,000,000	Houston TX Arpt Sys Rev Ref United Airls Inc Arpt Impt Proj, Ser C, AMT	5.00%	07/15/27	1,022,458
1,250,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,277,618
1,460,000	Houston TX Arpt Sys Rev United Airls Inc Terminal E Proj, Ser A, AMT	4.00%	07/01/41	1,411,756
1,065,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	1,029,747
450,000	Justin TX Spl Assmnt Rev Timberbrook Pub Imp Dt #1 Imp Area #2 Proj (b)	3.38%	09/01/41	367,598
690,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Area #4 (b)	4.50%	09/01/33	687,243
250,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (b)	4.13%	09/01/29	248,775
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (b)	4.63%	09/01/39	487,358
80,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (b)	4.35%	08/15/25	80,680
429,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #1 Proj (b) (d)	5.00%	09/15/44	429,786

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$400,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #1 Proj (b) (d)	5.38%	09/15/52	$402,151
600,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #2A-2B Proj (b) (d)	5.13%	09/15/44	585,691
729,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #2A-2B Proj (b) (d)	5.50%	09/15/54	714,661
1,000,000	Liberty Hill TX Spl Assmnt Rev Butler Farms Pub Imp Dt Areas #1 and 2 Proj (b)	3.38%	09/01/42	812,517
1,350,000	Liberty Hill TX Spl Assmnt Rev Butler Farms Pub Imp Dt Areas #1 and 2 Proj (b)	4.00%	09/01/52	1,091,242
1,410,000	Matagorda Cnty TX Nav Dist #1 Ref AEP Tex Centrl Company Proj Remk, Ser B-2	4.00%	06/01/30	1,410,400
500,000	Matagorda Cnty TX Nav Dist #1 Ref AEP Tex PJ Rmkt, Ser A, AMBAC	4.40%	05/01/30	522,314
2,750,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (b)	5.00%	09/15/51	2,635,736
1,235,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	1,253,908
1,580,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	1,602,556
300,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/37	302,860
600,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/42	648,542
550,000	Oak Point TX Spl Assmnt Rev Oak Point 720 Pub Impt DT Impt Area #1 Proj (b)	5.35%	09/15/44	540,035
500,000	Port Beaumont TX Nav Dist Dock & Wharf Fac Rev Jefferson Gulf Coast Energy Proj, Ser A, AMT (b)	5.00%	01/01/39	515,168
1,500,000	Port Beaumont TX Nav Dist Dock & Wharf Fac Rev Jefferson Gulf Coast Energy Proj, Ser A, AMT (b)	5.13%	01/01/44	1,542,435
600,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt DT Impt Area #3 Proj (b)	5.00%	09/01/44	588,949
1,000,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt DT Impt Area #3 Proj (b)	5.25%	09/01/54	974,113
2,200,000	Princeton TX Spl Assmnt Rev Whitewing Trails Pub Impr Dist #2 Phase 2 Proj Rev (b)	5.13%	09/01/43	2,173,553
1,550,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dist #2 Proj (b)	5.13%	09/01/42	1,521,957
221,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	3.75%	09/15/31	206,700
500,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	4.13%	09/15/41	440,155
765,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	4.25%	09/15/51	639,908
1,000,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Cook Childrens Med Ctr	5.00%	12/01/44	1,000,275
3,500,000	TX St Muni Gas Acq & Sply Corp IV, Ser B (Mandatory put 01/01/34)	5.50%	01/01/54	3,919,582
1,750,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr Lien Bond Surface Transprtn Corp, AMT	5.50%	06/30/42	1,876,373
250,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	250,030
				52,719,681

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	U.S. Virgin Islands — 0.1%
$1,000,000	Virgin Islands Pub Fin Auth Hotel Occupancy Tax Rev Frenchman’s Reef Hotel Dev, Ser A (b) (d)	6.00%	04/01/53	$1,055,966
	Utah — 3.4%
1,500,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (b)	4.00%	03/01/51	1,258,195
4,000,000	Black Desert Pub Infra Dist UT Spl Assmnt Black Desert Assmnt Area #1 (b)	5.63%	12/01/53	4,102,287
500,000	Downtown E Streetcar Swr Pub Infra Dist Sr Lien, Ser A (b)	5.75%	03/01/42	489,639
2,250,000	Fields Estates Pub Infra Dist UT Spl Assmnt Fields Estates Assmnt Area, Ser A-2 (b)	5.25%	12/01/53	2,249,345
750,000	Fields Estates Pub Infra Dist UT, Ser A-1 (b)	6.13%	03/01/55	754,684
1,000,000	Firefly Pub Infra Dist #1 UT, Ser A-1 (b)	6.63%	03/01/54	1,026,654
2,000,000	Jordanelle Ridge Pub Infra Dist #2 UT, Ser A (b)	7.75%	03/01/54	2,022,382
1,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (b)	4.25%	06/01/41	816,775
3,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (b)	4.63%	06/01/57	2,345,907
3,000,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	2,493,287
1,485,000	Olympia Pub Infra Dist #1 UT, Ser A-1 (b)	6.38%	03/01/55	1,510,443
1,500,000	Red Bridge Pub Infra Dist #1 UT Sr Infra Dist, Ser 1-A (b)	4.38%	02/01/51	1,108,495
475,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Mountain W Montessori Acdmy Proj, Ser A (b)	5.00%	06/15/39	460,128
1,705,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Ronald Wilson Reagan Acdmy Proj, Ser A (b)	5.00%	02/15/46	1,644,251
675,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (b)	5.00%	06/15/39	667,397
1,605,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy, Ser A (b)	5.63%	06/15/42	1,636,996
1,300,000	Wood Ranch Pub Infra Dist UT Spl Assmnt Wood Ranch Assmnt Area No 1 (b)	5.63%	12/01/53	1,326,557
				25,913,422
	Vermont — 0.2%
260,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	4.00%	05/01/37	251,785
1,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (b)	4.63%	04/01/36	1,025,567
				1,277,352
	Virginia — 2.1%
2,500,000	Botetourt Cnty VA Rsdl Care Fac Rev Ref Glebe Inc, Ser A	6.00%	07/01/44	2,503,787
3,000,000	Hanover Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Covenant Woods	5.00%	07/01/51	2,956,324
1,060,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Lifespire of VA, Ser C	5.00%	12/01/37	1,085,480
600,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Lifespire of VA, Ser C	5.00%	12/01/47	605,429
2,000,000	VA Small Busn Fing Auth Priv Activity Rev Sr Transform 66 P3 Proj, AMT	5.00%	12/31/49	2,027,727
1,000,000	VA St Small Bus Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	01/01/38	1,049,485
1,250,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Lifespire of VA, Ser A (d)	5.50%	12/01/54	1,312,731
750,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	4.00%	12/01/31	754,785

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia (Continued)
$1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/29	$1,035,879
2,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Westminster Canterbury on Chesapeake Bay, Ser A	7.00%	09/01/53	2,288,993
				15,620,620
	Washington — 1.3%
1,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/39	1,053,980
2,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/46	2,065,615
1,950,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/54	2,065,857
875,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	834,213
1,500,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/43	1,581,903
500,000	WA St Hsg Fin Commn Nonprofit Rev Radford Court & Nordheim Court Portfolio	5.50%	07/01/49	535,979
710,000	WA St Hsg Fin Commn Nonprofit Rev Spokane Int Acad Proj, Ser A (b)	5.00%	07/01/50	693,889
948,674	WA St Hsg Fin Commn Sustainable Ctf, Ser A-1	3.50%	12/20/35	893,346
				9,724,782
	West Virginia — 0.6%
695,000	Monongalia Cnty WV Commn TX Incr Rev Ref Dev Dist #4 Univ Twn Centre, Ser A (b)	5.00%	06/01/33	722,212
500,000	Monongalia Cnty WV Commn TX Incr Rev Ref Dev Dist #4 Univ Twn Centre, Ser A (b)	5.75%	06/01/43	532,629
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Arch Res Proj, AMT (Mandatory put 07/01/25)	4.13%	07/01/45	1,000,469
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	1,001,899
1,050,000	WV St Hosp Fin Auth Vandalia Hlth Grp, Ser B, AGM	5.50%	09/01/48	1,152,072
				4,409,281
	Wisconsin — 5.0%
925,000	Pub Fin Auth WI Chrt Sch Rev American Preparatory Acdmy Las Vegas 2 Proj, Ser A (b)	5.00%	07/15/39	933,078
1,600,000	Pub Fin Auth WI Chrt Sch Rev American Preparatory Acdmy Las Vegas 2 Proj, Ser A (b)	5.00%	07/15/54	1,558,815
795,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	4.00%	06/15/30	784,731
810,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	5.00%	06/15/40	816,268
685,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	5.00%	06/15/54	666,389
400,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	4.00%	07/01/30	383,882
300,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	6.38%	07/01/43	313,098
1,300,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	5.00%	07/01/55	1,148,268
550,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	6.75%	07/01/58	576,945
330,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (b)	4.20%	07/15/27	330,096
375,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (b)	5.13%	07/15/37	380,882

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$1,000,000	Pub Fin Auth WI Chrt Sch Rev Ref N E Carolina Preparatory Sch, Ser A	5.25%	06/15/54	$1,016,345
2,000,000	Pub Fin Auth WI Edu Rev Bonnie Cone Classical Acdmy Inc (b)	5.50%	06/15/49	1,997,291
1,000,000	Pub Fin Auth WI Edu Rev Coral Acdmy Science Las Vegas, Ser A	5.00%	07/01/43	1,009,124
1,500,000	Pub Fin Auth WI Edu Rev Coral Acdmy Science Las Vegas, Ser A	5.00%	07/01/45	1,507,103
500,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	500,076
200,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	194,400
1,140,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc	5.00%	06/15/42	1,170,074
1,175,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc, Ser A	4.00%	06/15/41	1,087,688
160,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/27	164,523
1,500,000	Pub Fin Auth WI Hosp Rev Ref Carson Vly Med Ctr, Ser A (b)	4.00%	12/01/41	1,358,486
1,000,000	Pub Fin Auth WI Hotel Rev Sr Lien Grand Hyatt San Antonio Hotel Acq Proj, Ser A	5.00%	02/01/42	1,029,247
1,335,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	5.00%	11/15/41	1,388,534
1,750,000	Pub Fin Auth WI Retmnt Cmntys Rev Ref Evergreens Retmnt Cmnty, Ser A	5.00%	11/15/49	1,782,705
685,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/46	623,311
65,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (b)	5.00%	10/01/43	65,249
510,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (b)	5.00%	10/01/48	502,976
2,000,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (g)	6.85%	01/01/51	1,503,191
3,000,000	Pub Fin Auth WI Spl Rev Astro TX Land Projs (b)	5.50%	12/15/28	3,009,501
1,215,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (b)	5.00%	05/15/31	1,232,017
1,275,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (b)	5.00%	05/15/32	1,292,552
1,225,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (b)	5.25%	05/15/47	1,225,546
1,900,000	Pub Fin Auth WI Stdt Hsg Rev NC A&T Real Estate Fdtn LLC Proj, Ser B	5.00%	06/01/44	1,912,631
3,110,000	Pub Fin Auth WI Tax Incr Rev Miami Worldcenter Proj, Ser A (b)	5.00%	06/01/41	3,191,275
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.50%	12/01/52	1,086,650
				37,742,947
	Wyoming — 0.1%
1,300,000	Laramie Cnty WY Hosp Rev Ref Cheyenne Regl Med Ctr Proj	3.00%	05/01/42	1,059,501

	Total Investments — 99.2%			747,458,412
	(Cost $736,359,872)
	Net Other Assets and Liabilities — 0.8%			5,685,281
	Net Assets — 100.0%			$753,143,693
Futures Contracts at October 31, 2024:

Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	123	Dec-2024	$(13,991,250)	$138,500

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
(a)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2024, securities noted as such amounted to $217,625,703 or
28.9% of net assets.

(c)	Zero coupon security.
(d)	When-issued security. The interest rate shown reflects the rate in effect at October 31, 2024. Interest will begin accruing on the security’s first settlement date.
(e)	This issuer is in default and interest is not being accrued by the Fund.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(g)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows:

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$747,458,412	$—	$747,458,412	$—
Futures Contracts	138,500	138,500	—	—
Total	$747,596,912	$138,500	$747,458,412	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)

Restricted Securities
As of October 31, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1, 7.25%, 09/01/51	02/12/21 - 06/04/21	$2,400,000	$100.88	$2,440,415	$2,421,196	0.32%
Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj, 5.88%, 01/01/33	10/23/20	1,000,000	89.36	1,000,000	893,574	0.12
Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A, 6.85%, 01/01/51	12/17/21	2,000,000	75.16	1,964,168	1,503,191	0.20
				$5,404,583	$4,817,961	0.64%